Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund,

each a series of Virtus Alternative Solutions Trust

Supplement dated November 25, 2015 to the Summary and

Statutory Prospectuses dated September 8, 2015

Important Notice to Investors

Virtus Alternative Investment Advisers, Inc. (“VAIA”), the funds’ investment adviser, at the recommendation of Cliffwater Investments LLC, a subadviser to the funds, and with the approval of the Board of Trustees of Virtus Alternative Solutions Trust, has determined to hire Fischer, Francis, Trees & Watts, Inc. (“FFTW”) as a subadviser to the funds, replacing Armored Wolf, LLC (“AW”), effective November 25, 2015.

Accordingly, the prospectuses are hereby amended, effective November 25, 2015, by deleting all references to AW as a subadviser to the funds and all references to portfolio managers at AW. VAIA will continue to serve as the funds’ investment adviser.

Each fund’s principal investment strategies are being modified to reflect those employed by the portfolio management team at FFTW. These and other changes to the funds’ current prospectuses are more fully described below and are effective on November 25, 2015.

The disclosure “Long/Short Credit” under “Principal Investment Strategies” in each funds’ summary prospectus, in the summary section of the funds’ statutory prospectus, and on pages 42 and 44 of the funds’ statutory prospectus, is replaced in its entirety with the following:

Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high-yield/high-risk fixed income securities (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities. The strategies may also tactically invest (both long and short) in foreign currencies.

For Virtus Alternative Inflation Solution Fund, the following disclosure is added under “Principal Risks” in the fund’s summary prospectus and in the summary section of the funds’ statutory prospectus:

➢  Currency Rate Risk. The risk that fluctuations in the exchange rates between currencies may negatively affect the value of the fund’s shares.

➢  Foreign Currency Transactions Risk. The risk that the fund’s transactions with respect to foreign currency are not successful or have the effect of limiting gains from favorable market movements.

The disclosure under “Management” in each fund’s summary prospectus and in the summary section of the funds’ statutory prospectus relating to the names of the subadvisers is amended by removing the reference to Armored Wolf, LLC and by adding a reference to Fischer, Francis, Trees & Watts.

The disclosure under “Portfolio Managers” in each fund’s summary prospectus and in the summary section of the of the funds’ statutory prospectus is amended by removing disclosure relating to John Brynjolfsson and by adding the following:

➢	Adnan Akant, Head of Currencies at FFTW, is a manager of the fund. Mr. Akant has served as a Portfolio Manager of the fund since November 2015.
➢	Cedric Scholtes, Head of Global Rates and Head of U.S. TIPS Portfolios at FFTW, is a manager of the fund. Mr. Scholtes has served as a Portfolio Manager of the fund since November 2015.

Under “More Information About Risks Related to Principal Investment Strategies” on page 51 of the fund’s statutory prospectus, the table is hereby amended by inserting an “x” in the row entitled “Foreign Currency Transactions” to indicate that such risk disclosure applies to Virtus Alternative Inflation Solution Fund.

Under the caption “Alternative Solutions Funds” on page 63 of the funds’ statutory prospectus, the rows in the table showing the funds’ subadvisers providing a “Long/Short Credit” strategy are hereby amended to read as follows:

Fund	Strategy	Strategy Subadviser(s)
Virtus Alternative Inflation Solution Fund	Long/Short Credit	Fischer Francis Trees and Watts (“FFTW”)
Virtus Alternative Total Solution Fund	Long/Short Credit	Brigade FFTW ICE Canyon MAST

Under “The Subadvisers” beginning on page 64 of the fund’s statutory prospectus, the following description of FFTW is hereby added:

FFTW was founded in 1972 and manages a variety of fixed income strategies with a particular focus on U.S. and global government bonds. FFTW is a wholly-owned subsidiary of BNP Paribas and is the parent firm's sole provider of U.S. and global fixed income asset management services. As of September 30, 2015, FFTW managed approximately $40 billion in assets. The firm is headquartered at 200 Park Avenue, 11th floor, New York, NY 10166, with a second large investment office in London, England and additional professionals located in Boston, MA and Paris, France.

The following information is hereby added under “Portfolio Management” beginning on page 66 of the fund’s statutory prospectus.

FFTW

Virtus Alternative Inflation Solution Fund Virtus Alternative Total Solution Fund	Adnan Akant (since November 2015) Cedric Scholtes. (since November 2015)

Adnan Akant, Ph.D. Mr. Akant serves as Head of the Currencies team at FFTW. He is responsible for setting strategy for the currency alpha and overlay portfolios as well as the currency portion of global international portfolios. After joining FFTW in 1984, Mr. Akant’s primary focus was on U.S. interest rate strategies and proprietary trading. He moved to the global bond and foreign exchange area in 1994 and has been responsible for the development and implementation of foreign exchange strategies since then. Prior to FFTW, Mr. Akant spent six years at the World Bank (1979 to 1984) managing their liquidity portfolio and advising on the Bank’s multi-currency borrowing program. Mr. Akant has 36 years of investment experience.

Cedric Scholtes. Mr. Scholtes serves as Head of Global Rates and Head of U.S. TIPS portfolios at FFTW. He is responsible for the overall performance of the Global Rates team and overseeing U.S. inflation-linked portfolios, as well as U.S. government portfolios, including generating alpha ideas within U.S. rates and inflation markets for implementation across applicable portfolios. Prior to joining FFTW in 2006 as a portfolio manager, Mr. Scholtes was responsible for proprietary position and market-making in index-linked markets at Goldman Sachs (2005 to 2006). At Bank of England (1999 to 2003), he spent two years in the Foreign Exchange Division where he helped manage the United Kingdom Treasury’s foreign exchange reserves. Prior to that, he worked as a Research Economist in the Monetary Analysis Division researching fixed income markets. Mr. Scholtes has 16 years of investment experience.

All other disclosure concerning the funds, including fees and expenses, remains unchanged from the prospectuses dated September 8, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034 AltInflation&AltTotal SA&Strat&PMChanges (11/2015)

Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund,

each a series of Virtus Alternative Solutions Trust

Supplement dated November 25, 2015 to the Statement of

Additional Information (“SAI”) dated September 8, 2015

Important Notice to Investors

Virtus Alternative Investment Advisers, Inc. (“VAIA”), the funds’ investment adviser, at the recommendation of Cliffwater Investments LLC, a subadviser to the funds, and with the approval of the Board of Trustees of Virtus Alternative Solutions Trust, has determined to hire Fischer, Francis, Trees & Watts, Inc. (“FFTW”) as a subadviser to the funds, replacing Armored Wolf, LLC (“AW”), effective November 25, 2015.

Accordingly, the SAI is hereby amended, effective November 25, 2015, by deleting all references to AW as a subadviser to the funds and all references to portfolio managers at AW. VAIA will continue to serve as the funds’ investment adviser.

The Glossary is hereby amended by adding the following:

FFTW	Fischer, Francis, Trees & Watts, a subadviser to the Alternative Inflation Solution Fund and the Alternative Total Solution Fund

The chart under “Non-Public Portfolio Holdings Information” in the section “General Information and History” is hereby amended by adding the following entry:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Subadviser	FFTW	Daily, with no delay

The disclosure under “Subadvisers and Subadvisory Agreements” in the section “Investment Advisory and Other Services” is hereby amended by adding the following:

FFTW — Alternative Inflation Solution Fund and Alternative Total Solution Fund

FFTW was founded in 1972 and manages a variety of fixed income strategies with a particular focus on U.S. and global government bonds. FFTW is a wholly-owned subsidiary of BNP Paribas and is the parent firm's sole provider of U.S. and global fixed income asset management services. As of September 30, 2015, FFTW managed approximately $40 billion in assets. The firm is headquartered at 200 Park Avenue, 11th floor, New York, NY 10166, with a second large investment office in London, England and additional professionals located in Boston, MA and Paris, France.

All other disclosure concerning the funds, including fees and expenses, remains unchanged from the SAI dated September 8, 2015.

Investors should retain this supplement with the SAI for future reference.

VAST 8034B SAI AltInflation&AltTotal SA&Strat&PMChanges (11/2015)